Financial Instruments Risk (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of Aging of Receivables	The Company’s aging of trade receivables was as follows:

	June 30, 2020	June 30, 2019
	$	$
0 – 60 days	34,167	49,452
61+ days	11,032	34,425
	45,199	83,877

Disclosure of Accounts Payable and Accrued Liabilities
The composition of the Company’s accounts payable and accrued liabilities was as follows:

	June 30, 2020	June 30, 2019
	$	$
Trade payables	19,706	38,671
Accrued liabilities	42,910	79,933
Payroll liabilities	23,752	17,727
Excise tax payable	6,770	10,040
Other payables	2,436	6,513
	95,574	152,884

Schedule of Gross Contractual Obligations
In addition to the commitments outlined in Note 24, the Company has the following gross contractual obligations as at June 30, 2020, which are expected to be payable in the following respective periods:

	Total	≤1 year	Over 1 year – 3 years	Over 3 years – 5 years	> 5 years
	$	$	$	$	$
Accounts payable and accrued liabilities	95,574	95,574	—	—	—
Convertible notes and interest (1)(2)	571,439	25,760	51,521	494,158	—
Lease liabilities (2)	171,868	11,243	32,643	27,468	100,514
Loans and borrowings excluding lease liabilities (2)	123,143	123,125	18	—	—
Contingent consideration payable (3)	101,466	66,426	35,040	—	—
	1,063,490	322,128	119,222	521,626	100,514

(1)	Assumes the principal balance of the notes outstanding at June 30, 2020 remains unconverted and includes the estimated interest payable until the February 28, 2024 maturity date.

(2)	Includes interest payable until maturity date.

(3)	Contingent consideration is payable in Aurora common shares, cash, or a combination of both, at the sole discretion of Aurora.